Portfolio of Investments

Touchstone Dynamic Equity Fund – September 30, 2019 (Unaudited)

	Shares	Market Value
Common Stocks †† — 120.6%

Information Technology — 24.0%
Accenture PLC (Ireland) - Class A	2,100	$403,935
Adobe, Inc.*	366	101,107
Advanced Micro Devices, Inc.*	1,997	57,893
Amphenol Corp. - Class A	576	55,584
ANSYS, Inc.*	156	34,532
Apple, Inc.	6,861	1,536,658
Applied Materials, Inc.	705	35,179
Aspen Technology, Inc.*	1,053	129,603
Automatic Data Processing, Inc.	740	119,451
Black Knight, Inc.*	185	11,296
Booz Allen Hamilton Holding Corp.	1,520	107,950
Broadcom, Inc.	268	73,987
CACI International, Inc. - Class A*	83	19,195
Cadence Design Systems, Inc.*	2,871	189,716
CDW Corp.	2,006	247,219
Cisco Systems, Inc.	6,500	321,165
EPAM Systems, Inc.*	89	16,226
F5 Networks, Inc.*	217	30,471
Fair Isaac Corp.*	573	173,917
HP, Inc.	6,558	124,077
Intel Corp.	8,915	459,390
International Business Machines Corp.	599	87,107
Intuit, Inc.	801	213,018
Jabil, Inc.	3,499	125,159
Jack Henry & Associates, Inc.	281	41,018
Leidos Holdings, Inc.	1,926	165,405
Manhattan Associates, Inc.*	1,650	133,105
Mastercard, Inc. - Class A	2,847	773,160
Maxim Integrated Products, Inc.	1,075	62,253
Micron Technology, Inc.*	159	6,813
Microsoft Corp.	12,422	1,727,031
Monolithic Power Systems, Inc.	138	21,477
Motorola Solutions, Inc.	816	139,055
NetApp, Inc.	789	41,430
NVIDIA Corp.	1,059	184,340
Oracle Corp.	3,754	206,583
Paychex, Inc.	2,083	172,410
Paycom Software, Inc.*	318	66,618
Paylocity Holding Corp.*	206	20,101
PayPal Holdings, Inc.*	2,590	268,298
Pegasystems, Inc.	555	37,768
QUALCOMM, Inc.	1,072	81,772
ServiceNow, Inc.*	232	58,893
Synopsys, Inc.*	904	124,074
Texas Instruments, Inc.	2,343	302,809
Universal Display Corp.	658	110,478
VeriSign, Inc.*	2,062	388,955
Visa, Inc. - Class A	441	75,856
Xerox Holdings Corp.	541	16,181
Xilinx, Inc.	156	14,960

		9,914,678

Financials — 16.6%
Ally Financial, Inc.	10,921	362,140
American Financial Group, Inc.	533	57,484
American National Insurance Co.	2,419	299,303

	Shares	Market Value
Financials — (Continued)
Ameriprise Financial, Inc.	1,410	$207,411
Bank of America Corp.	4,909	143,196
Bank of New York Mellon Corp. (The)	6,893	311,633
Bank OZK	970	26,452
Berkshire Hathaway, Inc. - Class B*	3,875	806,077
BlackRock, Inc.	1,040	463,466
Brown & Brown, Inc.	4,767	171,898
Capital One Financial Corp.	1,287	117,091
Cincinnati Financial Corp.	255	29,751
Citigroup, Inc.	2,750	189,970
Citizens Financial Group, Inc.	1,078	38,129
East West Bancorp, Inc.	5,346	236,774
Eaton Vance Corp.	1,314	59,038
Globe Life, Inc.	2,058	197,074
JPMorgan Chase & Co.	2,965	348,951
LendingTree, Inc.*	430	133,485
Lincoln National Corp.	2,993	180,538
LPL Financial Holdings, Inc.	548	44,881
Mercury General Corp.	399	22,296
MGIC Investment Corp.	7,485	94,161
Morgan Stanley	3,023	128,991
MSCI, Inc.	669	145,675
Navient Corp.	1,982	25,370
Old Republic International Corp.	12,020	283,311
PNC Financial Services Group, Inc. (The)	2,506	351,241
Primerica, Inc.	893	113,616
Principal Financial Group, Inc.	1,586	90,624
Progressive Corp. (The)	141	10,892
Prudential Financial, Inc.	151	13,582
Raymond James Financial, Inc.	201	16,574
Regions Financial Corp.	1,133	17,924
S&P Global, Inc.	304	74,474
Santander Consumer USA Holdings, Inc.	3,211	81,913
SEI Investments Co.	3,990	236,427
SLM Corp.	5,684	50,161
Synchrony Financial	5,018	171,064
T Rowe Price Group, Inc.	1,148	131,159
Umpqua Holdings Corp.	375	6,172
Unum Group	1,598	47,493
US Bancorp	3,537	195,738
Willis Towers Watson PLC	579	111,730

		6,845,330

Health Care — 14.7%
AbbVie, Inc.	1,870	141,596
Alexion Pharmaceuticals, Inc.*	1,305	127,812
Amgen, Inc.	908	175,707
Anthem, Inc.	579	139,018
Baxter International, Inc.	2,064	180,538
Biogen, Inc.*	68	15,832
Bio-Rad Laboratories, Inc. - Class A*	726	241,569
Bio-Techne Corp.	282	55,179
Catalent, Inc.*	153	7,292
Cerner Corp.	722	49,219
Charles River Laboratories International, Inc.*	289	38,255
Chemed Corp.	178	74,327

1

Touchstone Dynamic Equity Fund (Unaudited) (Continued)

	Shares	Market Value
Common Stocks †† — 120.6% (Continued)

Health Care — (Continued)
Cigna Corp.	287	$43,564
Cooper Cos., Inc. (The)	506	150,282
CVS Health Corp.	169	10,659
Danaher Corp.	1,063	153,529
Edwards Lifesciences Corp.*	240	52,778
Exelixis, Inc.*	1,142	20,196
Gilead Sciences, Inc.	6,081	385,414
Hill-Rom Holdings, Inc.	346	36,410
IDEXX Laboratories, Inc.*	579	157,447
IQVIA Holdings, Inc.*	74	11,054
Johnson & Johnson	5,132	663,978
Laboratory Corp. of America Holdings*	996	167,328
Masimo Corp.*	707	105,195
Merck & Co., Inc.	3,644	306,752
Molina Healthcare, Inc.*	363	39,828
Mylan NV*	2,100	41,538
Pfizer, Inc.	10,751	386,283
Quest Diagnostics, Inc.	2,229	238,570
Regeneron Pharmaceuticals, Inc.*	202	56,035
STERIS PLC	939	135,676
Stryker Corp.	394	85,222
Teleflex, Inc.	152	51,642
Thermo Fisher Scientific, Inc.	729	212,336
UnitedHealth Group, Inc.	1,593	346,191
Varian Medical Systems, Inc.*	291	34,655
Veeva Systems, Inc. - Class A*	1,757	268,276
Vertex Pharmaceuticals, Inc.*	1,114	188,734
West Pharmaceutical Services, Inc.	1,436	203,654
Zoetis, Inc.	2,154	268,367

		6,067,937

Communication Services — 12.0%
Alphabet, Inc. - Class A*	554	676,512
Alphabet, Inc. - Class C*	470	572,930
AT&T, Inc.	12,951	490,066
CBS Corp. - Class B	591	23,859
Charter Communications, Inc. - Class A*	567	233,672
Comcast Corp. - Class A	9,251	417,035
Electronic Arts, Inc.*	1,343	131,372
Facebook, Inc. - Class A*	4,891	870,989
IAC (InterActiveCorp.)*	499	108,767
Interpublic Group of Cos., Inc. (The)	5,025	108,339
Match Group, Inc.	1,400	100,016
Netflix, Inc.*	102	27,297
Omnicom Group, Inc.	1,113	87,148
Telephone & Data Systems, Inc.	6,899	177,994
Verizon Communications, Inc.	8,815	532,073
Walt Disney Co. (The)	3,180	414,418

		4,972,487

Industrials — 10.4%
3M Co.	1,557	255,971
AGCO Corp.	744	56,321
Air Lease Corp.	3,882	162,345
Alaska Air Group, Inc.	464	30,118
AMETEK, Inc.	131	12,028

	Shares	Market Value
Industrials — (Continued)
Boeing Co. (The)	562	$213,824
Cintas Corp.	40	10,724
Copart, Inc.*	948	76,153
CoStar Group, Inc.*	235	139,402
Crane Co.	466	37,574
CSX Corp.	83	5,749
Cummins, Inc.	139	22,611
Curtiss-Wright Corp.	410	53,042
Delta Air Lines, Inc.	888	51,149
Dover Corp.	1,280	127,437
Eaton Corp. PLC	1,324	110,091
General Dynamics Corp.	147	26,861
Graco, Inc.	1,445	66,528
HEICO Corp. - Class A	999	97,213
HEICO Corp.	64	7,992
Honeywell International, Inc.	3,214	543,809
IDEX Corp.	102	16,716
Ingersoll-Rand PLC	1,641	202,188
Kirby Corp.*	1,499	123,158
Lincoln Electric Holdings, Inc.	156	13,535
ManpowerGroup, Inc.	1,195	100,667
MSC Industrial Direct Co., Inc. - Class A	916	66,437
Norfolk Southern Corp.	1,004	180,379
Northrop Grumman Corp.	39	14,617
Oshkosh Corp.	1,727	130,907
PACCAR, Inc.	1,668	116,777
Raytheon Co.	144	28,251
Republic Services, Inc.	1,431	123,853
Robert Half International, Inc.	475	26,439
Southwest Airlines Co.	4,663	251,849
Textron, Inc.	790	38,678
Union Pacific Corp.	1,959	317,319
United Parcel Service, Inc. - Class B	1,133	135,756
United Technologies Corp.	954	130,240
Verisk Analytics, Inc.	1,005	158,931

		4,283,639

Consumer Discretionary — 10.3%
Amazon.com, Inc.*	697	1,209,929
Best Buy Co., Inc.	782	53,950
Booking Holdings, Inc.*	31	60,841
Carvana Co.*	1,792	118,272
DR Horton, Inc.	3,269	172,309
Etsy, Inc.*	464	26,216
Ford Motor Co.	1,454	13,319
Gentex Corp.	2,081	57,300
Genuine Parts Co.	148	14,739
Home Depot, Inc. (The)	1,228	284,921
Las Vegas Sands Corp.	756	43,667
Lear Corp.	243	28,650
Leggett & Platt, Inc.	57	2,334
Lennar Corp. - Class B	269	11,936
Lowe’s Cos., Inc.	2,652	291,614
Lululemon Athletica, Inc. (Canada)*	1,128	217,174
McDonald’s Corp.	768	164,897
MGM Resorts International	796	22,065
NIKE, Inc. - Class B	3,876	364,034

2

Touchstone Dynamic Equity Fund (Unaudited) (Continued)

	Shares	Market Value
Common Stocks †† — 120.6% (Continued)

Consumer Discretionary — (Continued)
NVR, Inc.*	17	$63,195
Polaris Industries, Inc.	125	11,001
PVH Corp.	444	39,174
Ross Stores, Inc.	3,232	355,035
Royal Caribbean Cruises Ltd.	679	73,556
Starbucks Corp.	2,480	219,282
TJX Cos., Inc. (The)	3,106	173,128
VF Corp.	1,561	138,913
Wayfair, Inc. - Class A*	180	20,182
Wyndham Destinations, Inc.	524	24,114

		4,275,747

Consumer Staples — 8.7%
Altria Group, Inc.	2,017	82,495
Church & Dwight Co., Inc.	209	15,725
Coca-Cola Co. (The)	1,985	108,063
Colgate-Palmolive Co.	4,081	299,994
Constellation Brands, Inc. - Class A	80	16,582
Costco Wholesale Corp.	1,381	397,880
Estee Lauder Cos., Inc. (The) - Class A	1,590	316,331
General Mills, Inc.	2,317	127,713
Hershey Co. (The)	915	141,816
Ingredion, Inc.	243	19,863
Kimberly-Clark Corp.	380	53,979
Molson Coors Brewing Co. - Class B	1,200	69,000
Mondelez International, Inc. - Class A	7,762	429,394
PepsiCo, Inc.	4,473	613,248
Philip Morris International, Inc.	3,414	259,225
Procter & Gamble Co. (The)	1,378	171,396
Tyson Foods, Inc. - Class A	2,352	202,601
US Foods Holding Corp.*	250	10,275
Walmart, Inc.	2,147	254,806

		3,590,386

Real Estate — 6.9%
American Campus Communities, Inc. REIT	1,524	73,274
American Tower Corp. REIT	1,437	317,764
Apartment Investment & Management Co. - Class A REIT	773	40,304
Apple Hospitality REIT, Inc. REIT	341	5,654
AvalonBay Communities, Inc. REIT	147	31,654
Camden Property Trust REIT	1,564	173,620
CBRE Group, Inc. - Class A*	4,813	255,137
CoreSite Realty Corp. REIT	588	71,648
Crown Castle International Corp. REIT	532	73,953
Douglas Emmett, Inc. REIT	2,645	113,285
EPR Properties REIT	1,160	89,158
Equinix, Inc. REIT	295	170,156
Extra Space Storage, Inc. REIT	414	48,364
Jones Lang LaSalle, Inc.	446	62,021
Liberty Property Trust REIT	3,184	163,435
Medical Properties Trust, Inc. REIT	11,192	218,916
Mid-America Apartment Communities, Inc. REIT	295	38,353
Outfront Media, Inc. REIT	321	8,917

	Shares	Market Value
Real Estate — (Continued)
Prologis, Inc. REIT	3,181	$271,085
Public Storage REIT	169	41,451
Retail Properties of America, Inc. - Class A REIT	17,678	217,793
SBA Communications Corp. REIT	246	59,323
Simon Property Group, Inc. REIT	398	61,949
Vornado Realty Trust REIT	349	22,221
Weingarten Realty Investors REIT	7,582	220,864

		2,850,299

Energy — 6.5%
Baker Hughes a GE Co.	10,983	254,806
Chevron Corp.	4,324	512,826
ConocoPhillips	5,719	325,869
EOG Resources, Inc.	1,546	114,744
Exxon Mobil Corp.	7,524	531,270
Marathon Petroleum Corp.	1,319	80,129
ONEOK, Inc.	3,417	251,799
Patterson-UTI Energy, Inc.	1,189	10,166
Phillips 66	2,354	241,050
Pioneer Natural Resources Co.	622	78,229
Valero Energy Corp.	1,876	159,910
Williams Cos., Inc. (The)	5,820	140,029

		2,700,827

Materials — 5.5%
Air Products & Chemicals, Inc.	712	157,964
AptarGroup, Inc.	1,321	156,472
DuPont de Nemours, Inc.	140	9,983
Eastman Chemical Co.	1,110	81,951
Ecolab, Inc.	2,278	451,135
Linde PLC (United Kingdom)	1,188	230,139
LyondellBasell Industries N.V. - Class A	1,030	92,154
Mosaic Co. (The)	2,786	57,113
PPG Industries, Inc.	1,291	152,996
Reliance Steel & Aluminum Co.	2,828	281,838
RPM International, Inc.	304	20,918
Scotts Miracle-Gro Co. (The)	686	69,849
Sherwin-Williams Co. (The)	123	67,634
Sonoco Products Co.	540	31,433
Vulcan Materials Co.	684	103,448
Westrock Co.	7,958	290,069

		2,255,096

Utilities — 5.0%
Alliant Energy Corp.	3,204	172,792
American Electric Power Co., Inc.	642	60,149
American Water Works Co., Inc.	855	106,217
Atmos Energy Corp.	581	66,170
Avangrid, Inc.	553	28,894
CMS Energy Corp.	2,741	175,287
Consolidated Edison, Inc.	4,096	386,949
DTE Energy Co.	1,187	157,824
Duke Energy Corp.	1,725	165,359
Evergy, Inc.	252	16,773
Exelon Corp.	1,117	53,962
IDACORP, Inc.	432	48,673

3

Touchstone Dynamic Equity Fund (Unaudited) (Continued)

	Shares	Market Value
Common Stocks †† — 120.6% (Continued)

Utilities — (Continued)
MDU Resources Group, Inc.	7,951	$224,139
OGE Energy Corp.	1,997	90,624
Pinnacle West Capital Corp.	2,152	208,895
PPL Corp.	386	12,155
Public Service Enterprise Group, Inc.	265	16,451
Xcel Energy, Inc.	1,396	90,586

		2,081,899

Total Common Stocks		$49,838,325

Short-Term Investment Fund — 1.0%
Dreyfus Government Cash Management, Institutional Shares, 1.85%¥Ω	420,869	$420,869

Total Long Positions (Cost $48,651,820)		$50,259,194

Securities Sold Short — (20.6%)

Common Stocks — (20.6%)

Financials — (4.7%)
Affiliated Managers Group, Inc.	(1,555)	(129,609)
AGNC Investment Corp. REIT	(8,995)	(144,730)
Alleghany Corp.*	(142)	(113,282)
American International Group, Inc.	(2,051)	(114,241)
Annaly Capital Management, Inc. REIT	(32,362)	(284,786)
Axis Capital Holdings Ltd. (Bermuda)	(2,201)	(146,851)
Cboe Global Markets, Inc.	(396)	(45,504)
Chimera Investment Corp. REIT	(259)	(5,066)
Commerce Bancshares, Inc.	(157)	(9,522)
Everest Re Group Ltd. (Bermuda)	(333)	(88,608)
First Citizens BancShares, Inc. - Class A	(240)	(113,172)
First Republic Bank	(1,513)	(146,307)
Hartford Financial Services Group, Inc. (The)	(168)	(10,182)
Interactive Brokers Group, Inc. - Class A	(142)	(7,637)
Texas Capital Bancshares, Inc.*	(518)	(28,309)
Two Harbors Investment Corp. REIT	(19,334)	(253,855)
Virtu Financial, Inc. - Class A	(460)	(7,526)
Voya Financial, Inc.	(1,682)	(91,568)
White Mountains Insurance Group Ltd.	(171)	(184,680)

		(1,925,435)

Information Technology — (3.4%)
Akamai Technologies, Inc.*	(398)	(36,369)
Alliance Data Systems Corp.	(660)	(84,566)
Citrix Systems, Inc.	(1,361)	(131,364)
CommScope Holding Co., Inc.*	(7,342)	(86,342)
CoreLogic, Inc.*	(652)	(30,168)
Cree, Inc.*	(1,463)	(71,687)
Elastic NV*	(203)	(16,715)
Entegris, Inc.	(519)	(24,424)
FireEye, Inc.*	(11,355)	(151,476)
First Solar, Inc.*	(267)	(15,489)
Gartner, Inc.*	(684)	(97,805)

	Shares	Market Value
Information Technology — (Continued)
Guidewire Software, Inc.*	(2,141)	$(225,619)
Microchip Technology, Inc.	(354)	(32,890)
Nuance Communications, Inc.*	(8,873)	(144,719)
Palo Alto Networks, Inc.*	(486)	(99,061)
RealPage, Inc.*	(461)	(28,978)
Splunk, Inc.*	(1,101)	(129,764)
Western Union Co. (The)	(457)	(10,589)

		(1,418,025)

Real Estate — (2.8%)
Alexandria Real Estate Equities, Inc. REIT	(557)	(85,800)
American Homes 4 Rent - Class A REIT	(753)	(19,495)
Cousins Properties, Inc. REIT	(3,839)	(144,308)
Equity Residential REIT	(1,253)	(108,084)
HCP, Inc. REIT	(492)	(17,530)
Howard Hughes Corp. (The)*	(1,023)	(132,581)
JBG SMITH Properties REIT	(3,857)	(151,233)
Macerich Co. (The) REIT	(7,391)	(233,482)
Paramount Group, Inc. REIT	(2,884)	(38,501)
SL Green Realty Corp. REIT	(1,005)	(82,159)
Spirit Realty Capital, Inc. REIT	(1,366)	(65,377)
Taubman Centers, Inc. REIT	(1,935)	(79,006)

		(1,157,556)

Materials — (2.3%)
Alcoa Corp.*	(4,262)	(85,538)
Ashland Global Holdings, Inc.	(2,909)	(224,138)
CF Industries Holdings, Inc.	(2,549)	(125,411)
Crown Holdings, Inc.*	(1,019)	(67,315)
Eagle Materials, Inc.	(451)	(40,594)
Element Solutions, Inc.*	(4,689)	(47,734)
Graphic Packaging Holding Co.	(6,814)	(100,506)
International Flavors & Fragrances, Inc.	(125)	(15,336)
Owens-Illinois, Inc.	(8,982)	(92,245)
Sealed Air Corp.	(3,341)	(138,685)

		(937,502)

Industrials — (1.9%)
Caterpillar, Inc.	(156)	(19,704)
Colfax Corp.*	(5,527)	(160,615)
Gardner Denver Holdings, Inc.*	(320)	(9,053)
HD Supply Holdings, Inc.*	(444)	(17,394)
Macquarie Infrastructure Corp.	(1,255)	(49,535)
Middleby Corp.(The)*	(768)	(89,779)
Nielsen Holdings PLC	(5,372)	(114,155)
Stericycle, Inc.*	(6,221)	(316,836)

		(777,071)

Consumer Discretionary — (1.8%)
Advance Auto Parts, Inc.	(179)	(29,607)
CarMax, Inc.*	(11)	(968)
Choice Hotels International, Inc.	(735)	(65,386)
Goodyear Tire & Rubber Co.(The)	(2,584)	(37,222)
GrubHub, Inc.*	(774)	(43,507)
H&R Block, Inc.	(344)	(8,125)
Hyatt Hotels Corp. - Class A	(295)	(21,733)

4

Touchstone Dynamic Equity Fund (Unaudited) (Continued)

	Shares	Market Value
Common Stocks — (20.6%) (Continued)

Consumer Discretionary — (Continued)
International Game Technology PLC	(1,549)	$(22,011)
L Brands, Inc.	(5,468)	(107,118)
Mattel, Inc.*	(17,019)	(193,846)
Newell Brands, Inc.	(3,750)	(70,200)
Tesla, Inc.*	(308)	(74,188)
Tiffany & Co.	(577)	(53,447)
Under Armour, Inc. - Class C*	(1,016)	(18,420)

		(745,778)

Health Care — (1.6%)
ABIOMED, Inc.*	(339)	(60,305)
Alnylam Pharmaceuticals, Inc.*	(112)	(9,007)
Bluebird Bio, Inc.*	(695)	(63,815)
Centene Corp.*	(1,467)	(63,462)
DaVita, Inc.*	(461)	(26,309)
DexCom, Inc.*	(267)	(39,847)
Hologic, Inc.*	(478)	(24,134)
ICU Medical, Inc.*	(1,275)	(203,490)
QIAGEN NV*	(5,020)	(165,509)
Waters Corp.*	(30)	(6,697)

		(662,575)

Utilities — (0.9%)
Aqua America, Inc.	(2,002)	(89,750)
Entergy Corp.	(2,342)	(274,857)

		(364,607)

Energy — (0.6%)
Antero Resources Corp.*	(14,480)	(43,730)
Cheniere Energy, Inc.*	(338)	(21,314)
Halliburton Co.	(2,065)	(38,925)
TechnipFMC PLC (United Kingdom)	(3,448)	(83,235)
Transocean Ltd.*	(16,933)	(75,690)

		(262,894)

Communication Services — (0.3%)
AMC Networks, Inc. - Class A*	(553)	(27,185)
Sirius XM Holdings, Inc.	(9,316)	(58,272)
Zillow Group, Inc. - Class C*	(393)	(11,719)
Zillow Group, Inc. - Class A*	(1,111)	(32,825)

		(130,001)

Consumer Staples — (0.3%)
Energizer Holdings, Inc.	(477)	(20,788)
Hain Celestial Group, Inc. (The)*	(307)	(6,593)
Herbalife Nutrition Ltd.*	(2,622)	(99,269)

		(126,650)

Total Common Stocks		$(8,508,094)

Total Securities Sold Short (Proceeds $8,453,461)		$(8,508,094)

	Number of Contracts	Notional Amount	Market Value
Written Call Options — (1.5%)
NASDAQ 100 Stock Index October 2019 Strike Price $7,775	(1)	$774,945	$(10,954)
PHLX Utility Sector October 2019 Strike Price $800	(6)	497,250	(20,400)
S&P 100 Index December 2019 Strike Price $1,430	(4)	526,100	(800)
S&P 500 Index November 2019 Strike Price $2,945	(61)	18,158,114	(480,680)
S&P 500 Index October 2019 Strike Price $2,960	(9)	2,679,066	(53,091)
S&P 500 Index October 2019 Strike Price $2,985	(9)	2,679,066	(14,310)
S&P 500 Index October 2019 Strike Price $3,010	(9)	2,979,066	(10,755)
S&P 500 Index October 2019 Strike Price $3,010	(9)	2,679,066	(18,180)
S&P 500 Index October 2019 Strike Price $3,200	(35)	10,418,590	(350)

			$(609,520)

Total Written Options (Premiums received $790,227)			$(609,520)

Total —99.5%			$41,141,580
Other Assets in Excess of Liabilities — 0.5%			207,377

Net Assets — 100.0%			$41,348,957

*	Non-income producing security.
††

All or a portion of these securities are pledged as collateral for securities sold short and written options. The total value of the securities pledged as collateral as of September 30, 2019 was $49,838,325.

¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of September 30, 2019.

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

5

Touchstone Dynamic Equity Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Assets:
Long Positions
Common Stocks	$49,838,325	$—	$—	$49,838,325
Short-Term Investment Fund	420,869	—	—	420,869

Total Assets	$50,259,194	$—	$—	$50,259,194

Liabilities:
Securities Sold Short
Common Stocks	$(8,508,094)	$—	$—	$(8,508,094)
Other Financial Instruments
Written Options
Equity Contracts	(609,520)	—	—	(609,520)

Total Liabilities	$(9,117,614)	$—	$—	$(9,117,614)

Total	$41,141,580	$—	$—	$41,141,580

See accompanying Notes to Portfolios of Investments.

6

Portfolio of Investments

Touchstone Dynamic Diversified Income Fund – September 30, 2019 (Unaudited)

	Shares	Market Value
Affiliated Mutual Funds^¥ — 66.7%

Fixed Income Funds — 58.0%
Touchstone Credit Opportunities II Fund	1,188,529	$12,146,765
Touchstone Flexible Income Fund	574,529	6,245,126
Touchstone High Yield Fund	841,938	7,164,895
Touchstone Impact Bond Fund	1,487,132	15,540,530

		41,097,316

Equity Funds — 8.7%
Touchstone Value Fund	635,654	6,146,774

Total Affiliated Mutual Funds		$47,244,090

Exchange-Traded Funds — 26.8%
iShares International Select Dividend ETF†	72,930	2,241,868
iShares MSCI EAFE Value ETF	47,350	2,242,969
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	84,335	2,783,055
Vanguard Emerging Markets Government Bond ETF	17,730	1,429,038
Vanguard Global ex-U.S. Real Estate ETF	37,460	2,194,781
Vanguard High Dividend Yield ETF	49,900	4,427,627
Vanguard REIT ETF	23,760	2,215,620
WisdomTree Emerging Markets High Dividend ETF	34,405	1,421,271

Total Exchange-Traded Funds		$18,956,229

Exchange-Traded Notes — 6.0%
JPMorgan Alerian MLP Index ETN†	183,340	$4,266,322

Short-Term Investment Funds — 9.9%
Dreyfus Government Cash Management, Institutional Shares, 1.85%¥Ω	429,616	429,616
Invesco Government & Agency Portfolio, Institutional Class, 1.83%**¥Ω	6,576,297	6,576,297

Total Short-Term Investment Funds		$7,005,913

Total Investment Securities — 109.4% (Cost $78,542,248)		$77,472,554
Liabilities in Excess of Other Assets — (9.4%)		(6,637,175)

Net Assets — 100.0%		$70,835,379

**	Represents collateral for securities loaned.
^	All affiliated funds are invested in the Institutional Class, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2019 was $ 6,443,073.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of September 30, 2019.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

ETN - Exchange-Traded Notes

MLP - Master Limited Partnership

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$47,244,090	$—	$—	$47,244,090
Exchange-Traded Funds	18,956,229	—	—	18,956,229
Exchange-Traded Notes	4,266,322	—	—	4,266,322
Short-Term Investment Funds	7,005,913	—	—	7,005,913

Total	$77,472,554	—	$—	$77,472,554

See accompanying Notes to Portfolios of Investments.

7

Portfolio of Investments

Touchstone Dynamic Global Allocation Fund – September 30, 2019 (Unaudited)

	Shares	Market Value
Affiliated Mutual Funds^¥ — 77.1%

Equity Funds — 56.2%
Touchstone Anti-Benchmark® International Core Equity Fund	1,095,039	$11,169,402
Touchstone Credit Opportunities II Fund	326,662	3,338,490
Touchstone Growth Opportunities Fund	119,080	4,321,430
Touchstone International Growth Opportunities Fund	243,270	5,113,528
Touchstone International Small Cap Fund	113,352	1,695,746
Touchstone Mid Cap Fund	90,058	3,549,173
Touchstone Sands Capital Emerging Markets Growth Fund*	128,098	1,667,836
Touchstone Sands Capital Institutional Growth Fund	142,362	3,241,586
Touchstone Small Cap Value Fund	179,897	4,324,730
Touchstone Value Fund	1,003,254	9,701,466

		48,123,387

Fixed Income Funds — 20.9%
Touchstone Impact Bond Fund	1,302,752	13,613,760
Touchstone Ultra Short Duration Fixed Income Fund	460,587	4,274,246

		17,888,006

Total Affiliated Mutual Funds		$66,011,393

Exchange-Traded Funds — 22.3%
iShares Core MSCI Emerging Markets ETF	53,650	2,629,923
iShares International Treasury Bond ETF†	84,335	4,256,387
iShares MSCI EAFE Value ETF	94,920	4,496,360
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	50,840	1,677,720
Vanguard Emerging Markets Government Bond ETF	21,245	1,712,347
Vanguard Total International Bond ETF	74,005	4,353,714

Total Exchange-Traded Funds		$19,126,451

Short-Term Investment Funds — 1.0%
Dreyfus Government Cash Management, Institutional Shares, 1.85%¥Ω	676,290	676,290
Invesco Government & Agency Portfolio, Institutional Class, 1.83%**¥Ω	170,610	170,610

Total Short-Term Investment Funds		$846,900

Total Investment Securities — 100.4% (Cost $86,585,538)		$85,984,744
Liabilities in Excess of Other Assets — (0.4%)		(335,921)

Net Assets — 100.0%		$85,648,823

*	Non-income producing security.
**	Represents collateral for securities loaned.
^	All affiliated funds are invested in the Institutional Class, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2019 was $166,551.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of September 30, 2019.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$66,011,393	$—	$—	$66,011,393
Exchange-Traded Funds	19,126,451	—	—	19,126,451
Short-Term Investment Funds	846,900	—	—	846,900

Total	$85,984,744	$—	$—	$85,984,744

See accompanying Notes to Portfolios of Investments.

8

Notes to Portfolios of Investments

September 30, 2019 (Unaudited)

Security valuation and fair value measurements—U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of September 30, 2019, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Funds’ investments by sector allocation. The Funds did not hold or transfer any Level 3 categorized securities during the period ended September 30, 2019.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds (“Underlying Funds”) and are categorized in Level 1.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•

If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

9

Notes to Portfolios of Investments (Unaudited) (Continued)

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date.

10